Long-term Debt - Aggregate Maturities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Aggregate maturities of long term debt
2017	$ 18,000
2018	18,000
2019	24,250
2020	30,500
2021	183,625
Thereafter	521,125
Total	$ 795,500